Organization and Business Operations - Additional Information (Details)				1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) SUBSIDIARY $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Organization And Basis Of Operations [Line Items]
Gross proceeds from issuance of initial public offering					$ 276,000,000		$ 276,000,000
Number of private placement warrants sold | shares	720,000	6,550,000
Sale price per private placement warrant | $ / shares	$ 1	$ 1
Proceeds from private placement	$ 720,000	$ 6,550,000			$ 0	$ 7,270,000	$ 7,270,000
Period of underwriters option to purchase units	45 days
Deferred underwriting discount	$ 720,000
Deferred offering costs		13,836,086						$ 469,160
Underwriting discount		4,800,000
Deferred underwriting discount		8,400,000
Other offering costs		$ 636,086
Net proceeds placed in Trust Account	$ 276,000,000
Anticipated stock redemption price per share | $ / shares					$ 10		$ 10
Restriction on redeeming shares in case of stockholder approval of business combination					15.00%		15.00%
Business combination incomplete, percentage of stock redemption					100.00%		100.00%
Business combination, completion date of acquisition					Jan. 14, 2023		Jan. 14, 2023
Business combination incomplete, maximum dissolution expenses to be paid					$ 100,000		$ 100,000
Price per Public Share reduction to amount held in Trust Account | $ / shares					$ 10		$ 10
Operating bank account balance					$ 31,000		$ 462,274
Income tax payable					300,000
Franchise tax payable					200,000
Working capital					3,700,000		2,710,629
Adit Ed Tech Sponsor Limited Liability Company [Member] | Promissory Note
Organization And Basis Of Operations [Line Items]
Promissory note - related party					$ 0		0	150,000
Promissory Note | Adit Ed Tech Sponsor Limited Liability Company [Member]
Organization And Basis Of Operations [Line Items]
Promissory note - related party								$ 150,000
ADEX Merger Sub, LLC [Member]
Organization And Basis Of Operations [Line Items]
Date of incorporation					Nov. 24, 2021
Number of subsidiary | SUBSIDIARY					1
Founder Shares | Adit Ed Tech Sponsor Limited Liability Company [Member]
Organization And Basis Of Operations [Line Items]
Related party offering costs			$ 25,000
Founder Shares | Adit Ed Tech Sponsor Limited Liability Company [Member]
Organization And Basis Of Operations [Line Items]
Related party offering costs				$ 25,000
Maximum
Organization And Basis Of Operations [Line Items]
Underwriters option to purchase additional units | shares	3,600,000
Guarantor obligation expenses, liquidation proceeds amount					$ 100,000		$ 100,000
IPO
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares		24,000,000
Shares issued price per share | $ / shares		$ 10			$ 10		$ 10
Gross proceeds from issuance of initial public offering		$ 240,000,000
Deferred offering costs					$ 15,800,000		$ 15,831,036
Underwriting discount					5,500,000		5,520,000
Deferred underwriting discount							9,660,000
Other offering costs					$ 700,000		$ 651,036
Over-allotment Option
Organization And Basis Of Operations [Line Items]
Sale of Units, net of underwriting discount and offering expenses, shares | shares	3,600,000
Aggregate gross proceeds from exercise of underwriters over allotment option	$ 36,000,000
Deferred underwriting discount	720,000
Net proceeds placed in Trust Account	$ 276,000,000
Initial Public Offering, Over Allotment and Private Placement
Organization And Basis Of Operations [Line Items]
Shares issued price per share | $ / shares	$ 10
Deferred offering costs		15,831,036
Underwriting discount		5,520,000
Deferred underwriting discount		9,660,000
Other offering costs		$ 651,036